Acquisitions - Additional Information (details) (USD $)	12 Months Ended						0 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Mar. 01, 2013 Non-Operated Marcellus Interest [Member]	Mar. 01, 2013 Non-Operated Marcellus Interest [Member]
Business Acquisition Line Items
Percentage acquired							33.75%
Total consideration for acquisition								$ 465,500,000
Common units issued								449,129
Borrowings	1,041,648,000	[1]	1,055,939,000	[1]	660,000,000	[1]	250,000,000
Cash on hand							$ 215,500,000

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.